Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Gross loans	$ 165,339	$ 138,084
Orginated Loans and Leases [Member]
Loans at fixed interest rates	86,050
Loans at variable interest rates	50,147
Gross loans	136,197
Orginated Loans and Leases [Member] | Maturing Within One Year [Member]
Loans at fixed interest rates	3,983
Loans at variable interest rates	7,731
Gross loans	11,714
Orginated Loans and Leases [Member] | Maturing One Year to Five Years [Member]
Loans at fixed interest rates	31,560
Loans at variable interest rates	8,381
Gross loans	39,941
Orginated Loans and Leases [Member] | Maturing Five Years to Ten Years [Member]
Loans at fixed interest rates	50,507
Loans at variable interest rates	34,035
Gross loans	84,542
Acquired Loans [Member]
Loans at fixed interest rates	12,463
Loans at variable interest rates	16,679
Gross loans	29,142
Acquired Loans [Member] | Maturing Within One Year [Member]
Loans at fixed interest rates	1,796
Loans at variable interest rates	2,024
Gross loans	3,820
Acquired Loans [Member] | Maturing One Year to Five Years [Member]
Loans at fixed interest rates	9,502
Loans at variable interest rates	3,773
Gross loans	13,275
Acquired Loans [Member] | Maturing Five Years to Ten Years [Member]
Loans at fixed interest rates	1,165
Loans at variable interest rates	10,882
Gross loans	$ 12,047